Going Concern (Vaporin Inc) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 3,981,196	$ 1,452,759	$ 13,852,249	$ (801,352)
Vaporin Inc [Member]
Net income (loss)			$ 6,201,099	$ 306,655